Net Defined Benefit Liabilities - Summary of Sensitivity of the Defined Benefit Obligations (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ (72,851)
Effect on defined benefit obligation, decrease in assumption	₩ 82,527
Salary growth rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ 75,647
Effect on defined benefit obligation, decrease in assumption	₩ (63,267)